Capitalized Software (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Capitalized Software (Tables) [Line Items]
Schedule of Capitalized Software	Capitalized software consists of the following at:
	September 30, 2024	December 31, 2023
Capitalized software	$8,094	$8,094
Accumulated amortization	(7,342)	(5,967)
Capitalized software, net	$752	$2,127

Summary of Capitalized Software	Intangible assets consist of the following:
	September 30, 2024
	Useful	Gross Carrying	Accumulated	Net		Net Carrying
	Life	Amount	Amortization	Disposal	Impairment	Amount
Trademarks	5-10 Years	$2,320	$(761)	$—	$(1,559)	$—
Noncompete agreements	5 Years	990	(644)	—	(346)	—
Customer relationships	5-7 Years	3,760	(1,628)	(51)	(2,081)	—
Patents and patent applications	5 Years	650	(65)	—	(585)	—
		$7,720	$(3,098)	$(51)	$(4,571)	$—
	December 31, 2023
Trademarks	5-10 Years	$2,320	$(605)	$—	$—	$1,715
Noncompete agreements	5 Years	990	(545)	—	—	445
Customer relationships	5-7 Years	3,760	(1,342)	(51)	—	2,367
Patents and patent applications	(*)	650	—	—	—	650
		$7,720	$(2,492)	$(51)	$—	$5,177
(*)	Patents have yet to be approved by the United States Patent and Trademark Office. Useful life is determined upon placement into service after approval.

Intangible assets consist of the following:
	December 31, 2023
	Useful	Gross Carrying	Accumulated	Net	Net Carrying
	Life	Amount	Amortization	Disposal	Amount
Trademarks	5-10 Years	$2,320,000	$(604,675)	$—	$1,715,325
Noncompete agreements	5 Years	990,000	(544,500)	—	445,500
Customer relationships	5-7 Years	3,760,000	(1,343,144)	(51,359)	2,365,497
Patents and patent applications	(*)	650,450	—	—	650,450
		$7,720,450	$(2,492,319)	$(51,359)	$5,176,772
(*)	Patents have yet to be approved by US Patent Office. Useful life is determined upon placement into service after approval.
	December 31, 2022
	Useful	Gross Carrying	Accumulated	Net	Net Carrying
	Life	Amount	Amortization	Disposal	Amount
Trademarks	5-10 years	$2,320,000	$(292,671)	$—	$2,027,329
Noncompete agreements	5 Years	990,000	(346,500)	—	643,500
Customer relationships	5-7 Years	3,760,000	(758,000)	—	3,002,000
Patents and patent applications	(*)	650,450	—	—	650,450
		$7,720,450	$(1,397,171)	$—	$6,323,279

Schedule of Estimated Amortization for Capitalized Software	Estimated amortization for trademarks, noncompete agreements and customer relationships for future periods is as follows:
Year Ended December 31,
2024	$1,086,863
2025	1,086,863
2026	938,645
2027	815,676
2028	256,284
Thereafter	341,991
Assets not placed in services	650,450
$5,176,772

Computer Software, Intangible Asset [Member]
Capitalized Software (Tables) [Line Items]
Summary of Capitalized Software	Capitalized software consists of the following at:
	December 31, 2023	December 31, 2022
Capitalized software	$8,094,385	$8,094,385
Accumulated amortization	(5,966,691)	(3,505,679)
Capitalized software, net	$2,127,694	$4,588,706

Schedule of Estimated Amortization for Capitalized Software	Estimated amortization for capitalized software for future periods is as follows:
Year Ended December 31,
2024	$1,542,007
2025	496,744
2026	88,943
$2,127,694